[MFS(SM) INVESTMENT MANAGEMENT(R) LOGO]

MFS(R) VARIABLE INSURANCE TRUST(SM)                                   PROSPECTUS

MAY 1, 2005                                                        INITIAL CLASS

--------------------------------------------------------------------------------

MFS(R) EMERGING GROWTH SERIES
MFS(R) NEW DISCOVERY SERIES
MFS(R) RESEARCH SERIES

--------------------------------------------------------------------------------

This Prospectus describes three series of the MFS Variable Insurance Trust (referred to as the trust), each of which offers Initial Class shares.

 1. MFS EMERGING GROWTH SERIES seeks to provide long-term growth of capital (referred to as the Emerging Growth Series).

 2. MFS NEW DISCOVERY SERIES seeks capital appreciation (referred to as the New Discovery Series).

 3. MFS RESEARCH SERIES seeks to provide long-term growth of capital and future income (referred to as the Research Series).

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SERIES' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS

                                                                            PAGE

I       Expense Summary                                                        1

II      Risk Return Summary                                                    2

         1. Emerging Growth Series                                             2

         2. New Discovery Series                                               5

         3. Research Series                                                    8

III     Certain Investment Strategies and Risks                               11

IV      Management of the Series                                              11

V       Description of Shares                                                 12

VI      Other Information                                                     13

VII     Financial Highlights                                                  15

        Appendix A -- Investment Techniques and Practices                    A-1

    The trust offers Initial Class shares of its 16 series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Each of these series is managed by Massachusetts Financial Services Company (referred to as MFS or the adviser). Three of these are described below.

I   EXPENSE SUMMARY

-   EXPENSE TABLE

    This table describes the fees and expenses that you may pay when you hold initial class shares of each series. These fees and expenses do NOT take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made. If reflected, expenses shown would be higher.

    ANNUAL SERIES OPERATING EXPENSES (expenses that are deducted from a series' assets):

                                                                  EMERGING          NEW
                                                                   GROWTH         DISCOVERY       RESEARCH
                                                                   SERIES          SERIES          SERIES
                                                                -------------   -------------   -------------
    Management Fee                                                  0.75%           0.90%           0.75%
    Other Expenses(1)                                               0.12%           0.11%           0.13%
                                                                    ----            ----            ----
    Total Annual Series Operating Expenses(1)                       0.87%           1.01%           0.88%
      Fee Reductions                                                 N/A             N/A             N/A
                                                                    ----            ----            ----
    Net Expenses(1)                                                 0.87%           1.01%           0.88%

    ----------
    (1) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into or may enter into brokerage arrangements that reduce or recapture series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower.

-   EXAMPLE OF EXPENSES--INITIAL CLASS

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THESE EXAMPLES DO NOT TAKE INTO ACCOUNT THE FEES AND EXPENSES IMPOSED BY INSURANCE COMPANIES THROUGH WHICH YOUR INVESTMENT IN A SERIES MAY BE MADE. If reflected, expenses shown would be higher.

        The examples assume that:

        - You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

        - Your investment has a 5% return each year and dividends and other distributions are reinvested; and

        -   The series' operating expenses remain the same.

        Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                                              PERIOD
                                                    ----------------------------------------------------------
                                                    1 YEAR           3 YEARS          5 YEARS         10 YEARS
    ----------------------------------------------------------------------------------------------------------
    Emerging Growth Series                           $ 89              $278             $482           $1,073
    New Discovery Series                              103               322              558            1,236
    Research Series                                    90               281              488            1,084

II   RISK RETURN SUMMARY

     Investment strategies which are common to all series are described under the caption "Certain Investment Strategies."

     1:  EMERGING GROWTH SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is long term growth of capital. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies which MFS believes are either:

     - early in their life cycle but which have the potential to become major enterprises, or

     - major enterprises which MFS believes have above-average growth prospects or whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

     Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - EMERGING GROWTH RISK: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

           - have limited product lines, markets and financial resources

           - are dependent on management by one or a few key individuals

           - have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

           - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

           - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

           - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

           - Foreign markets may be less liquid and more volatile than U.S. markets.

           - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

     - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

1996     17.02%
1997     21.90%
1998     34.16%
1999     76.71%
2000    (19.61)%
2001    (33.49)%
2002    (33.76)%
2003     30.23%^
2004     12.96%

----------
^ The series' 2003 total return includes proceeds received by the series from a non-recurring litigation settlement. Excluding the effect of this payment, the series' 2003 annual total return would have been 29.48% (see Financial Highlights for more information).

   During the period shown in the bar chart, the highest quarterly return was 55.05% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (29.03)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                                                                   1 YEAR       5 YEAR^       LIFE*^
       Emerging Growth Series--Initial Class Shares                                 12.96%      (12.22)%       8.01%
       Russell 3000(R) Growth Index**+                                               6.93%       (8.87)%       7.30%

----------
     ^ A portion of the returns shown is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit (see "Financial Highlights").
     * Series performance figures are for the period from the commencement of the series' investment operations, July 24, 1995, through December 31, 2004. Index returns are from August 1, 1995.
     **   Source: Standard & Poor's Micropal, Inc.
     + The Russell 3000 Growth Index measures the performance of U.S. growth stocks.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGERS

     Information regarding the portfolio managers of the Series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information.

     PORTFOLIO MANAGER            PRIMARY ROLE            SINCE                  TITLE AND FIVE YEAR HISTORY
     -----------------            ------------            -----                  ---------------------------
     Eric B. Fischman            Lead Portfolio            2002         Vice President of MFS; employed in the
                                     Manager                            investment management area of MFS since 2000.
                                                                        Prior to 2000 Mr. Fischman was employed as
                                                                        an Equity Research Analyst for State Street
                                                                        Research & Management Co.

     David Sette-Ducati         Portfolio Manager          2000         Senior Vice President of MFS; employed in the
                                                                        investment management area of MFS since 1995.

     2:  NEW DISCOVERY SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is capital appreciation. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. Emerging growth companies are companies which MFS believes offer superior prospects for growth and are either:

     - early in their life cycle but which have the potential to become major enterprises, or

     - major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

     While emerging growth companies may be of any size, the series will generally focus on smaller capitalization emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Growth Index at the time of investment. As of December 31, 2004 the range of companies in the Russell 2000 Growth Index was between $59 million and $6.1 billion. This index is a widely recognized, unmanaged index of small cap common stock prices. MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments in emerging growth companies may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may engage in short sales. In a short sale, the series borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The series will suffer a loss if it takes a short position and the value of the underlying security or index rises rather than falls. Because the series must cover its short position at prevailing market rates, the potential loss is unlimited.

     The series may invest in foreign securities through which it may have exposure to foreign currencies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     - EMERGING GROWTH COMPANIES RISK: Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

           - have limited product lines, markets and financial resources

           - are dependent on management by one or a few key individuals

           - have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

     - SMALL CAPITALIZATION COMPANIES RISK: Investments in small cap companies tend to involve more risk and be more volatile than investments in larger companies. Small capitalization companies may be more susceptible to market declines because of their limited product lines, financial and management resources, markets and distribution channels. Their shares may be more difficult to sell at satisfactory prices during market declines.

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange listed stocks. The values of these stocks may be more volatile than exchange listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

           - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

           - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

           - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

           - Foreign markets may be less liquid and more volatile than U.S. markets.

           - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

     - SHORT SALES RISK: The series will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the series must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss is unlimited.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

1999     73.41%
2000     (1.99)%
2001     (5.03)%
2002    (31.63)%
2003     33.72%
2004      6.52%

        During the period shown in the bar chart, the highest quarterly return was 53.31% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (23.50)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                                                                   1 YEAR       5 YEARS        LIFE*
       New Discovery Series--Initial Class Shares                                    6.52%       (1.94)%       7.37%
       Russell 2000 Growth Index**+                                                 14.31%       (3.57)%       1.06%

----------
     * Series performance figures are for the period from the commencement of the series' investment operations on May 1, 1998, through December 31, 2004. Index returns are from May 1, 1998.
     ** The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks.
     +    Source: Standard & Poor's Micropal, Inc.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGER

     Information regarding the portfolio managers of the Series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the series' Statement of Additional Information.

     PORTFOLIO MANAGER              PRIMARY ROLE             SINCE                  TITLE AND FIVE YEAR HISTORY
     -----------------              ------------             -----                  ---------------------------
     Thomas H. Wetherald      Portfolio Manager              2004       Vice President of MFS; employed in the investment
                                                                        management area of MFS since 2002. Prior to 2002 Mr.
                                                                        Wetherald was a portfolio manager and research analyst at
                                                                        Manning & Napier Advisors.

     3:  RESEARCH SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is long-term growth of capital and future income. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management. The series may invest in companies of any size. The series' investments may include securities traded on securities exchanges or in the over-the-counter (OTC) markets.

     A committee of investment research analysts selects portfolio securities for the series. This committee includes investment analysts employed not only by MFS, but also by MFS' foreign investment advisory affiliates. The committee allocates the series' assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the series' investment objective within their assigned industry responsibility.

     The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

           - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

           - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

           - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

           - Foreign markets may be less liquid and more volatile than U.S. markets.

           - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

1996     22.33%
1997     20.26%
1998     23.39%
1999     24.05%
2000     (4.85)%
2001    (21.25)%
2002    (24.54)%
2003     24.71%^
2004     15.85%

----------
     ^ The 2003 total return included proceeds received by the series from a non-recurring litigation settlement. Excluding the effect of this payment, the series' 2003 annual total return would have been 24.49%.

        During the period shown in the bar chart, the highest quarterly return was 21.88% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (19.46)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                                                                   1 YEAR        5 YEAR^      LIFE*^
       Research Series--Initial Class Shares                                        15.85%       (3.96)%       7.82%
       Standard & Poor's 500 Stock Index**+                                         10.87%       (2.30)%      10.30%

----------
     ^ A portion of the returns shown is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit (see "Financial Highlights").
     * Series performance figures are for the period from the commencement of the series' investment operations, July 26, 1995, through December 31, 2004. Index returns are from August 1, 1995.
     **   Source: Standard & Poor's Micropal, Inc.
     + The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGER

     Information regarding the portfolio managers of the Series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the series' Statement of Additional Information.

     PORTFOLIO MANAGER                                       SINCE             TITLE AND FIVE YEAR HISTORY
     -----------------                                       -----             ---------------------------
     Katrina Mead, providing general oversight over          2004       Vice President of MFS; employed in the
     a team of analysts                                                 investment management area of MFS since 1997.

III  CERTAIN INVESTMENT STRATEGIES AND RISKS

-    FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS

     Each series may invest in various types of securities and engage in various investment techniques and practices that are not the principal focus of the series and therefore are not described in this prospectus. The types of securities and investment techniques and practices in which a series may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the trust's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (see back cover for address and phone number).

-    TEMPORARY DEFENSIVE POLICIES

     Each series may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a series invests defensively, it may not be able to pursue its investment objective. A series defensive investment position may not be effective in protecting its value.

-    ACTIVE OR FREQUENT TRADING

     Each series, except for the Money Market Series, may engage in active or frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

IV   MANAGEMENT OF THE SERIES

-    INVESTMENT ADVISER

     Massachusetts Financial Services Company (referred to as MFS or the adviser) is the investment adviser to each series. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $146.4 billion as of December 31, 2004. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

     MFS provides investment management and related administrative services and facilities to each series, including portfolio management and trade execution. For these services, each series pays MFS an annual management fee, based on average daily net assets, as set forth in its Investment Advisory Agreement:

     MFS Capital Opportunities Series                        0.75%
     MFS Emerging Growth Series                              0.75%
     MFS Global Equity Series                                1.00%
     MFS High Income Series                                  0.75%
     MFS Investors Growth Stock Series                       0.75%
     MFS Investors Trust Series                              0.75%
     MFS Mid Cap Growth Series                               0.75%
     MFS Money Market Series                                 0.50%
     MFS New Discovery Series                                0.90%
     MFS Research Series                                     0.75%
     MFS Research Bond Series                                0.60%
     MFS Research International Series                       0.90%
     MFS Strategic Income Series                             0.75%
     MFS Total Return Series                                 0.75%
     MFS Utilities Series                                    0.75%
     MFS Value Series                                        0.75%

     For each series except Research Bond Series and Research International Series, the rate shown is the effective management fee rate paid for the fiscal year ended December 31, 2004. The effective management fee rate for the Research Bond Series is set forth under "Expense Summary--Expense Table." The Research International Series was launched on May 1, 2005.

     MFS Fund Distributors, Inc. or one or more of its affiliates (for purposes of this section only, collectively, "MFD"), out of their own resources, may make additional cash payments to insurance companies and plan sponsors to whom shares of the series are offered (collectively, together with their affiliates, "Record Owners") as incentives to market the series or to cooperate with MFD's promotional efforts or in recognition of their marketing and/or administrative support. This compensation, which is paid by MFD, is not reflected in the fees and expenses listed in the fee table section of the series' prospectus. In the case of any one Record Owner, marketing and administrative support payments generally will not exceed 0.25% of the total assets of the series attributable to the Record Owner, on an annual basis. This restriction is subject to certain limited exceptions and may be increased or otherwise modified by MFD from time to time. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, MFD may pay or allow other promotional incentives or payments to Record Owners.

     These payments may provide an additional incentive to Record Owners to actively promote the series or cooperate with MFD's promotional efforts. Depending on the arrangements in place at any particular time, a Record Owner may have a financial incentive to recommend a particular series or a share class. You can find further details in the SAI about the payments made by MFD and the services provided by Record Owners. In addition, you can ask your Record Owner for information about any payments it receives from MFD and any services provided, as well as about any fees and/or commissions it charges in addition to those disclosed in this prospectus. Record Owners that market the series may also act as, or be affiliated with, a broker or dealer in connection with a series' purchase or sale of portfolio securities. However, the series and MFS do not consider a Record Owner's purchases of shares of a series as a factor when choosing brokers or dealers to effect portfolio transactions for the series.

     DISCLOSURE OF PORTFOLIO HOLDINGS. The MFS funds have established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the Statement of Additional Information. In addition, by clicking on "Mutual Funds" on the MFS website, mfs.com, the following information is generally available to you:

     INFORMATION                                                    APPROXIMATE DATE OF POSTING TO WEBSITE
     -----------------------------------------------------------------------------------------------------
     Series' top 10 securities holdings as of each month's end      14 days after month end
     Series' full securities holdings as of each month's end        29 days after month end

     Note that the funds or MFS may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the website until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

-    ADMINISTRATOR

     MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by each series for a portion of the costs it incurs in providing these services.

-    DISTRIBUTOR

     MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of each series.

-    SHAREHOLDER SERVICING AGENT

     MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for each series, for which it receives compensation from each series.

V  DESCRIPTION OF SHARES

     The trust offers two classes of shares--initial class shares and service class shares (except the Money Market Series that only offers initial class shares). Initial class shares are offered through this prospectus. Service class shares, which bear a Rule 12b-1 distribution fee, are available through a separate prospectus. If you would like to receive a copy of the other prospectus, please call the MFS Service Center at the telephone number referenced at the back of this document. These shares are offered to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts. The trust also offers shares of each of its series to qualified pension and retirement plans. All purchases, redemptions and exchanges of shares are made through these insurance company separate accounts and plans, which are the record owner of the shares. Contract holders and plan beneficiaries seeking to purchase, redeem or exchange interests in the trust's shares should consult with the insurance company which issued their contracts or their plan sponsor.

VI  OTHER INFORMATION

-    PRICING OF SERIES' SHARES

     The price of each class of the series' shares is based on its net asset value. The net asset value of each class of shares is determined once each day during which the New York Stock Exchange is open for trading as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). Net asset value per share is computed by dividing the net assets allocated to each share class by the number of series shares outstanding for that class. On holidays or other days (such as Good Friday) when the New York Stock Exchange is closed, net asset value is not calculated, and the series' do not transact purchase, exchange or redemption orders.

     To determine net asset value, each series, except for Money Market Series, values its assets at current market prices where current market prices are readily available (certain short term debt instruments are valued at amortized cost), or at fair value as determined by the adviser under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. The Money Market Series values its assets at amortized cost.

     Certain series invest in securities which are primarily listed on foreign exchanges that trade on weekends and other days when the series does not price its shares. Therefore, the value of these series' shares may change on days when you will not be able to purchase or redeem their shares.

     Insurance companies and plan sponsors are the designees of the trust for receipt of purchase, exchange and redemption orders from contractholders and plan beneficiaries. An order submitted to the trust's designee by the valuation time will receive the net asset value next calculated; provided that the trust receives notice of the order generally by 9:30 a.m. eastern time on the next day on which the New York Stock Exchange is open for trading.

-    DISTRIBUTIONS

     Each series (except the Money Market Series) intends to pay substantially all of its net income (including any realized net capital and net foreign currency gains) to shareholders as dividends at least annually.

     The Money Market Series intends to declare daily as dividends substantially all of its net income (excluding any realized net capital gains) and to pay these dividends to shareholders at least monthly. The series intends to distribute any realized net capital gains at least annually.

-    TAX CONSIDERATIONS

     The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in a series may have on your tax situation. Each series of the trust is treated as a separate corporation for federal tax purposes. As long as a series qualifies for treatment as a regulated investment company (which each series has done in the past and intends to do in the future), it pays no federal income tax on the net earnings and net realized gains it distributes to shareholders. In addition, each series also intends to continue to diversify its assets to satisfy the federal diversification tax rules applicable to separate accounts that fund variable insurance and annuity contracts.

     Shares of the series are offered to insurance company separate accounts and to qualified retirement and pension plans. You should consult with the insurance company that issued your contract or your plan sponsor to understand the federal tax treatment of your investment.

-    RIGHT TO REJECT OR RESTRICT SHARE TRANSACTION ORDERS

     RIGHT TO REJECT OR RESTRICT SHARE TRANSACTION ORDERS. Purchases and exchanges should be made primarily for investment purposes. The Board of Trustees of the MFS funds have adopted the policies described below, which are designed to discourage frequent fund share transactions. MFS seeks to monitor and enforce these policies, subject to the oversight by the Board of Trustees, pursuant to procedures adopted by MFS.

-    EXCESSIVE TRADING PRACTICES

     PURCHASE AND EXCHANGE LIMITATION POLICIES. As a matter of policy adopted by the Trustees, the series reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), without any prior notice, any purchase or exchange order, including transactions deemed to represent excessive trading (e.g., trading, which in the reasonable judgment of the series or its agents, may disrupt portfolio investment strategies or otherwise adversely affect the series). This policy applies to transactions accepted by an insurance company or retirement plan sponsor through which the transaction is placed. In the event that the series reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

     LIMITATIONS ON ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES. Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the series or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the series and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the series receive purchase, exchange and redemption orders from insurance companies and retirement plans which maintain omnibus accounts with the series. Omnibus account arrangements are common forms of holding shares of a series, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements often permit the intermediaries to aggregate their clients' transactions and ownership positions. In these circumstances, the identity of the particular shareholder(s) is not known to a series or its agents. Therefore, the ability of the series or its agents to detect excessive trading practices with respect to shares held through omnibus arrangements is limited, and trading patterns representing a significant percentage of shareholders' account activity may not be monitored by the series or its agents. The insurance company through which you purchased your variable annuity or variable life contract may impose transfer limitations and other limitations designed to curtail excessive trading. In addition, the terms of a particular insurance company contract may also limit the ability of the insurance company to address excessive trading. Please refer to your variable annuity or variable life contract for details. Given the limitations of the series or its agents to detect and curtail excessive trading activity and their reliance on an insurance company to effectively address potential excessive trading activity, there is a risk that the series' policies may not be applied uniformly and may be ineffective to detect or prevent excessive trading practices. As a result, the series can give no assurances that excessive trading practices will not occur in the series, and shareholders may be subject to the risks associated with excessive trading practices as described below.

     EXCESSIVE TRADING RISKS. To the extent that the series or their agents are unable to curtail excessive trading practices in a series, these practices may interfere with the efficient management of the series' portfolio, and may result in the series engaging in certain activities to a greater extent then it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the series' operating costs and decrease the series' investment performance, and maintenance of a high level of cash balances would likewise result in lower series investment performance during periods of rising markets.

     For series that significantly invest in foreign securities traded on markets which may close prior to when the series determines its net asset value (referred to as valuation time), excessive trading by certain shareholders may cause dilution in the value of series shares held by other shareholders. Because events may occur after the close of these foreign markets and before the series' valuation time that influence the value of these foreign securities, investors may seek to trade shares in an effort to benefit from their understanding of the value of these foreign securities as of the series' valuation time (referred to as price arbitrage). The series have procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what they believe to be the fair value of the securities as of the series' valuation time. To the extent that a series does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of shares of that series held by other shareholders.

     For series that significantly invest in high yield (commonly known as junk bonds) or small cap equity securities, because these securities are often infrequently traded, investors may seek to trade series shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the series' portfolio to a greater degree than series which invest in highly liquid securities, in part because the series may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of series shares held by other shareholders.

-    IN-KIND DISTRIBUTIONS

     The series have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the series makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash, and the securities may increase or decrease in value until you sell them. The series do not expect to make in-kind distributions.

-    UNIQUE NATURE OF SERIES

     MFS may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the series, and which may be managed by the series' portfolio manager(s). While a series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a series and these similar products, including differences in sales charges, expense ratios and cash flows.

-    POTENTIAL CONFLICTS

     Shares of the series are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other ("shared funding") and may serve as the underlying investments for both variable annuity and variable life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the Board of Trustees which oversees the series intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in one or more series. This might force a series to sell securities at disadvantageous prices.

VII  FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the series' financial performance for the past five years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). The per share data in the financial highlights tables, including total returns, do not reflect fees and charges imposed under the variable annuity and variable life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce total return. This information has been audited by the trust's independent registered public accounting firm, whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. The series' Annual Report is available upon request by contacting MFSC (see back cover for address and telephone number). The financial statements contained in the Annual Report are incorporated by reference into the SAI. The trust's independent registered public accounting firm is Deloitte & Touche LLP. Because the Research International Series is newly offered, it does not have financial highlights to report.

1.  EMERGING GROWTH SERIES--INITIAL CLASS

                                                                          YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------------------
                                                 2004             2003             2002             2001               2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period        $     15.51      $     11.91      $     17.98      $     28.85       $      37.94
                                              -----------      -----------      -----------      -----------       ------------
Income from investment operations# --
  Net investment loss~                        $     (0.03)     $     (0.03)     $     (0.04)     $     (0.03)      $      (0.01)
  Net realized and unrealized gain (loss) on
     investments and foreign currency                2.04             3.63            (6.03)           (9.44)             (7.07)
                                              -----------      -----------      -----------      -----------       ------------
        Total from investment operations      $      2.01      $      3.60      $     (6.07)     $     (9.47)      $      (7.08)
                                              -----------      -----------      -----------      -----------       ------------
Less distributions declared to
  shareholders --
  From net investment income                  $        --      $        --      $        --      $     (1.04)      $      (2.01)
  In excess of net realized gain on
     investments and foreign currency
     transactions                                      --               --               --            (0.36)                --
                                              -----------      -----------      -----------      -----------       ------------
        Total distributions declared to
           shareholders                       $        --      $        --      $        --      $     (1.40)      $      (2.01)
                                              -----------      -----------      -----------      -----------       ------------
Net asset value -- end of period              $     17.52      $     15.51      $     11.91      $     17.98       $      28.85
                                              -----------      -----------      -----------      -----------       ------------
Total return***                                     12.96%^^         30.23%^         (33.76)%         (33.49)%           (19.61)%
Ratios (to average net assets) and
  Supplemental data~:
  Expenses##                                         0.87%            0.87%            0.86%            0.87%              0.85%
  Net investment loss                               (0.17)%          (0.22)%          (0.24)%          (0.14)%            (0.04)%
Portfolio turnover                                     99%             103%             111%             231%               200%
Net assets at end of period (000 Omitted)     $   830,410      $   849,718      $   757,499      $ 1,462,469       $  2,312,406

~ Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment loss per share and the ratios would have been:

    Net investment loss                      $     (0.03)**   $        --      $        --      $        --       $         --
    Ratios (to average net assets):
       Expenses##                                   0.87%**            --               --               --                 --
       Net investment loss                         (0.17)%**           --               --               --                 --

----------
** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
^ The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.09 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended December 31, 2003 would have been 0.75% lower.
^^ The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes in the Annual Report. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect expense reductions from fees paid indirectly.
*** From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

2.  NEW DISCOVERY SERIES--INITIAL CLASS

                                                                           YEAR ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------------------
                                                 2004             2003             2002             2001               2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period        $     13.96      $     10.44      $     15.27      $     16.61       $      17.27
                                              -----------      -----------      -----------      -----------       ------------
Income (loss) from investment operations# --
  Net investment loss~                        $     (0.09)     $     (0.08)     $     (0.07)     $     (0.09)      $      (0.08)
  Net realized and unrealized gain (loss) on
     investments and foreign currency                1.00             3.60            (4.76)           (0.74)             (0.26)
                                              -----------      -----------      -----------      -----------       ------------
        Total from investment operations      $      0.91      $      3.52      $     (4.83)     $     (0.83)      $      (0.34)
                                              -----------      -----------      -----------      -----------       ------------
Less distributions declared to
  shareholders --
  From net realized gain on investments and
     foreign currency transactions            $        --      $        --      $        --      $     (0.35)      $      (0.32)
  In excess of net realized gain on
     investments and foreign currency
     transactions                                      --               --               --            (0.16)                --
                                              -----------      -----------      -----------      -----------       ------------
        Total distributions declared to
           shareholders                       $        --      $        --      $        --      $     (0.51)      $      (0.32)
                                              -----------      -----------      -----------      -----------       ------------
Net asset value -- end of period              $     14.87      $     13.96      $     10.44      $     15.27       $      16.61
                                              -----------      -----------      -----------      -----------       ------------
Total return***                                      6.52%           33.72%          (31.63)%          (5.03)%            (1.99)%
Ratios (to average net assets) and
   Supplemental data~:
  Expenses##                                         1.01%            1.04%            1.05%            1.06%              1.08%
  Net investment loss                               (0.67)%          (0.62)%          (0.56)%          (0.61)%            (0.48)%
Portfolio turnover                                    134%              88%              90%              63%                65%
Net assets at end of period (000 Omitted)     $   380,100      $   290,364      $   157,863      $   194,098       $    145,113

~ Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. In addition, MFS had contractually agreed, subject to reimbursement, to bear a portion of the series "Other Expenses", which are defined as the series' operating expenses, exclusive of management fees. This arrangement was effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeded the series' actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on May 1, 2003. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

     Net investment loss                      $     (0.09)*    $     (0.08)*    $     (0.07)*    $     (0.09)*     $      (0.09)
     Ratios (to average net assets):
        Expenses##                                   1.01%*           1.04%*           1.05%*           1.09%              1.11%
        Net investment loss                         (0.67)%*         (0.62)%*         (0.56)%*         (0.64)%            (0.51)%

----------
* Reimbursement per share amount and ratios were less than $0.01 and 0.01%, respectively.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from fees paid indirectly.
*** From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

3.  RESEARCH SERIES--INITIAL CLASS

                                                                           YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------------------
                                                 2004             2003             2002             2001               2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period        $     13.35      $     10.78      $     14.32      $     20.80       $      23.34
                                              -----------      -----------      -----------      -----------       ------------
Income from investment operations# --
  Net investment income~                      $      0.06      $      0.10      $      0.06      $      0.03       $       0.01
  Net realized and unrealized gain (loss) on
     investments and foreign currency                2.04             2.55            (3.57)           (4.15)             (1.00)
                                              -----------      -----------      -----------      -----------       ------------
        Total from investment operations      $      2.10      $      2.65      $     (3.51)     $     (4.12)      $      (0.99)
                                              -----------      -----------      -----------      -----------       ------------
Less distributions declared to
  shareholders --
  From net investment income                  $     (0.15)     $     (0.08)     $     (0.03)     $     (0.00)+++*  $      (0.01)
  From net realized gain on investments and
     foreign currency transactions                     --               --               --            (2.32)             (1.54)
  In excess of net realized gain on
     investments and foreign currency
     transactions                                      --               --               --            (0.04)                --
                                              -----------      -----------      -----------      -----------       ------------
        Total distributions declared to
           shareholders                       $     (0.15)     $     (0.08)     $     (0.03)     $     (2.36)      $      (1.55)
                                              -----------      -----------      -----------      -----------       ------------
Net asset value -- end of period              $     15.30      $     13.35      $     10.78      $     14.32       $      20.80
                                              -----------      -----------      -----------      -----------       ------------
Total return***                                     15.85%++         24.71%^         (24.54)%         (21.25)%            (4.85)%
Ratios (to average net assets) and
  Supplemental data~:
  Expenses##                                         0.88%            0.88%            0.87%            0.89%              0.85%
  Net investment income                              0.47%            0.83%            0.52%            0.20%              0.05%
Portfolio turnover                                    118%             124%              98%              99%                93%
Net assets at end of period (000 Omitted)     $   339,259      $   352,464      $   488,917      $   808,889       $  1,083,760

~ Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment income per share and the ratios would have been:

     Net investment income                    $      0.06**    $        --      $        --      $        --       $         --
     Ratios (to average net assets):
        Expenses##                                   0.88%**            --               --               --                 --
        Net investment income                        0.47%**            --               --               --                 --

----------
** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
+++  Per share amount was less than $0.01.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from fees paid indirectly.
*** From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
^ The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended December 31, 2003 would have been 0.22% lower.

++ The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes in the Annual Report. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

APPENDIX A                                                EMERGING GROWTH SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Emerging Growth Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (/ /) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS  /X/ SERIES USES, OR CURRENTLY  / / PERMITTED, BUT SERIES DOES NOT
                  ANTICIPATES USING              CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations and Multiclass Pass-Through
          Securities                                                         / /
         Corporate Asset-Backed Securities                                   / /
         Mortgage Pass-Through Securities                                    / /
         Stripped Mortgage-Backed Securities                                 / /
       Corporate Securities                                                  /X/
       Loans and Other Direct Indebtedness                                   / /
       Lower Rated Bonds                                                     /X/
       Municipal Bonds                                                       / /
       U.S. Government Securities                                            /X/
       Variable and Floating Rate Obligations                                /X/
       Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds              / /
     Equity Securities                                                       /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                           / /
       Depositary Receipts                                                   /X/
       Dollar-Denominated Foreign Debt Securities                            / /
       Emerging Markets                                                      /X/
       Foreign Securities                                                    /X/
     Forward Contracts                                                       /X/
     Futures Contracts                                                       /X/
     Indexed Securities/Structured Products                                  / /
     Inverse Floating Rate Obligations                                       / /
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                                        /X/
       Closed-End Funds                                                      /X/
     Lending of Portfolio Securities                                         /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                                       / /
       Mortgage "Dollar-Roll" Transactions                                   /X/
       Reverse Repurchase Agreements                                         / /
     OPTIONS
       Options on Foreign Currencies                                         /X/
       Options on Futures Contracts                                          /X/
       Options on Securities                                                 /X/
       Options on Stock Indices                                              /X/
       Reset Options                                                         / /
       "Yield Curve" Options                                                 / /
     Repurchase Agreements                                                   /X/
     Short Sales                                                             /X/
     Short Term Instruments                                                  /X/
     Swaps and Related Derivative Instruments                                / /
     Temporary Borrowings                                                    /X/
     Temporary Defensive Positions                                           /X/
     "When-Issued" Securities                                                /X/

APPENDIX A                                                  NEW DISCOVERY SERIES

     INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the New Discovery Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (/ /) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS  /X/ SERIES USES, OR CURRENTLY  / / PERMITTED, BUT SERIES DOES NOT
                  ANTICIPATES USING              CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations and Multiclass Pass-Through
          Securities                                                         / /
         Corporate Asset-Backed Securities                                   / /
         Mortgage Pass-Through Securities                                    / /
         Stripped Mortgage-Backed Securities                                 / /
       Corporate Securities                                                  /X/
         Loans and Other Direct Indebtedness                                 / /
         Lower Rated Bonds                                                   /X/
         Municipal Bonds                                                     / /
         U.S. Government Securities                                          /X/
         Variable and Floating Rate Obligations                              /X/
         Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds            /X/
     Equity Securities                                                       /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                           / /
       Depositary Receipts                                                   /X/
       Dollar-Denominated Foreign Debt Securities                            /X/
       Emerging Markets                                                      /X/
       Foreign Securities                                                    /X/
     Forward Contracts                                                       /X/
     Futures Contracts                                                       /X/
     Indexed Securities/Structured Products                                  /X/
     Inverse Floating Rate Obligations                                       / /
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End                                                              /X/
       Closed-End                                                            /X/
     Lending of Portfolio Securities                                         /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                                       / /
       Mortgage "Dollar-Roll" Transactions                                   /X/
       Reverse Repurchase Agreements                                         / /
     OPTIONS
       Options on Foreign Currencies                                         /X/
       Options on Futures Contracts                                          /X/
       Options on Securities                                                 /X/
       Options on Stock Indices                                              /X/
       Reset Options                                                         /X/
       "Yield Curve" Options                                                 /X/
     Repurchase Agreements                                                   /X/
     Short Sales                                                             /X/
     Short Term Instruments                                                  /X/
     Swaps and Related Derivative Instruments                                /X/
     Temporary Borrowings                                                    /X/
     Temporary Defensive Positions                                           /X/
     "When-Issued" Securities                                                /X/

APPENDIX A                                                       RESEARCH SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Research Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (/X/) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (/ /) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS  /X/ SERIES USES, OR CURRENTLY  / / PERMITTED, BUT SERIES DOES NOT
                  ANTICIPATES USING              CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
       ASSET-BACKED SECURITIES
         Collateralized Mortgage Obligations and Multiclass Pass-Through
          Securities                                                         / /
         Corporate Asset-Backed Securities                                   / /
         Mortgage Pass-Through Securities                                    / /
         Stripped Mortgage-Backed Securities                                 / /
       Corporate Securities                                                  /X/
       Loans and Other Direct Indebtedness                                   / /
       Lower Rated Bonds                                                     /X/
       Municipal Bonds                                                       / /
       U.S. Government Securities                                            /X/
       Variable and Floating Rate Obligations                                /X/
       Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds              / /
     Equity Securities                                                       /X/
     FOREIGN SECURITIES EXPOSURE
       Brady Bonds                                                           / /
       Depositary Receipts                                                   /X/
       Dollar-Denominated Foreign Debt Securities                            /X/
       Emerging Markets                                                      /X/
       Foreign Securities                                                    /X/
     Forward Contracts                                                       /X/
     Futures Contracts                                                       /X/
     Indexed Securities/Structured Products                                  /X/
     Inverse Floating Rate Obligations                                       / /
     INVESTMENT IN OTHER INVESTMENT COMPANIES
       Open-End Funds                                                        /X/
       Closed-End Funds                                                      /X/
     Lending of Portfolio Securities                                         /X/
     LEVERAGING TRANSACTIONS
       Bank Borrowings                                                       / /
       Mortgage "Dollar-Roll" Transactions                                   /X/
       Reverse Repurchase Agreements                                         / /
     OPTIONS
       Options on Foreign Currencies                                         /X/
       Options on Futures Contracts                                          /X/
       Options on Securities                                                 /X/
       Options on Stock Indices                                              /X/
       Reset Options                                                         / /
       "Yield Curve" Options                                                 / /
     Repurchase Agreements                                                   /X/
     Short Sales                                                             /X/
     Short Term Instruments                                                  /X/
     Swaps and Related Derivative Instruments                                / /
     Temporary Borrowings                                                    /X/
     Temporary Defensive Positions                                           /X/
     "When-Issued" Securities                                                /X/

MFS(R) VARIABLE INSURANCE TRUST(SM)

SHAREHOLDER COMMUNICATIONS WITH THE BOARD OF TRUSTEES. The Board of Trustees of the MFS funds has adopted procedures by which shareholders may send communications to the Board, Shareholders may mail written communications to the Board to the attention of the Board of Trustees, MFS Variable Insurance Trust--[name of series], c/o Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, Attention: Frank Tarantino, Independent Chief Compliance Officer of the series. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate and (iii) identify the class and number of shares held by the shareholder.

YOU CAN GET FREE COPIES OF THE ANNUAL/SEMIANNUAL REPORTS, THE SAI AND OTHER INFORMATION ABOUT THE FUNDS, AND MAKE INQUIRIES ABOUT THE FUNDS, BY CONTACTING:

     MFS Service Center, Inc.
     500 Boylston Street
     Boston, MA 02116
     Telephone: 1-800-343-2829 x3500
     Internet: mfs.com

ANNUAL/SEMIANNUAL REPORTS. These reports contain information about the series' actual investments. Annual reports discuss the effect of recent market conditions and the series' investment strategy on the series' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI, dated May 1, 2005, provides more detailed information about the trust and its series and is incorporated into this prospectus by reference.

Information about the trust and its series (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

     Public Reference Room
     Securities and Exchange Commission
     Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the trust and its series are available on the EDGAR Databases on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

     The trust's Investment Company Act file number is 811-8326


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